Document and Entity Information	May 30, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2023
Registrant Name	Fidelity Aberdeen Street Trust
Central Index Key	0000880195
Investment Company Type	N-1A
Amendment Flag	false